EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS (LOSS) PER SHARE:
Schedule of Basic and Diluted Earnings (Loss) Per Share
	Year ended December 31
	2016	2015	2014
Basic earnings (loss) per share:
Net income (loss)	$(2,923)	$6,683	$7,838
Net income (loss) applicable to ordinary shareholders –basic	$(2,923)	$6,683	$7,838
Weighted average ordinary shares outstanding	22,739,181	22,506,955	21,902,057
Basic earnings (loss) per share	$(0.13)	$0.30	$0.36

Diluted earnings (loss) per share:
Net income (loss) applicable to ordinary shareholders – diluted	$(2,923)	$6,683	$7,838
Weighted average number of shares used in the computation of basic earnings per share	22,739,181	22,506,955	21,902,057
Add -
additional shares from the assumed exercise of employee options, restricted shares and restricted share units vesting	-	775,910	1,308,516
Weighted average number of shares used in the computation of diluted earnings per share	22,739,181	23,282,865	23,210,573
Diluted earnings (loss) per share	$(0.13)	$0.29	$0.34